Loans to Third Parties (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Loans to Third Parties

Loans to third parties consisted of direct loans and entrusted loan as follows:

	As of December 31, 2017	As of December 31, 2016

Direct loans to third parties	$4,960,818	$16,354,331
Entrusted loans to third parties	36,729,822	2,883,091
Total loans to third parties	$41,690,640	$19,237,422

Schedule of Direct Loan Information

The Company lends their own funds directly to third parties. The detailed direct loan information as of December 31, 2017 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$3,060,818	14%	3/26/2018
B	1,900,000	8%	2/10/2018
Total	$4,960,818

The detailed direct loan information as of December 31, 2016 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
D	$7,207,725	16%	From 6/6/2017 to 9/13/2017
A	2,594,784	14%	3/17/2017
G	2,227,188	14%	9/24/2017
E	4,324,634	16%	From 9/5/2017 to 9/12/2017
Total	$16,354,331

Schedule of Entrusted Loan Information

. The detailed entrusted loan information as of December 31, 2017 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$6,121,637	16%	4/14/2018
A	7,652,046	16%	6/8/2018
C	6,886,842	16%	7/20/2018
D	6,886,842	16%	9/8/2018
E	9,182,455	16%	10/23/2018
Total	$36,729,822